SCHEDULE OF MATURITIES OF FINANCIAL LIABILITIES ON CONTRACTUAL UNDISCOUNTED CASH FLOWS (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Apr. 01, 2023	Mar. 31, 2023	Apr. 01, 2022	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Accounts payable	$ 898,627	$ 788,798			$ 187,584
Other payables and accruals	1,072,227	596,870			349,197
Deferred revenue	374,711	322,826		$ 335,666	335,666	$ 316,711
Due to a related company	34,579	34,579
Loan from immediate holding company	2,383,673	1,930,993			2,328,926
Lease liabilities	270,308	365,356
Preferred shares	6,189,000	9,359,000			13,460,000
Convertible loan notes	5,681,066	3,975,534
Contractual liabilities [member]
IfrsStatementLineItems [Line Items]
Accounts payable	898,627	788,798			187,584
Other payables and accruals	1,072,227	596,870			349,197
Tax payables	8,917	8,917
Deferred revenue	374,711	322,826			335,666
Due to a related company	34,579	34,579
Amount due to immediate holding company		5,345,929			506
Loan from immediate holding company	2,383,673	1,930,993			2,328,926
Loan from a related company		1,140,931			1,060,712
Lease liabilities	270,308	365,356
Preferred shares	6,189,000	9,359,000			13,460,000
Convertible loan notes	5,681,066	4,090,342			3,349,822
Total liabilities	16,913,108	23,984,541			21,072,413
Contractual liabilities [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Accounts payable	898,627	788,798			187,584
Other payables and accruals	1,072,227	596,870			349,197
Tax payables	8,917	8,917
Deferred revenue	374,711	322,826			335,666
Due to a related company	34,579	34,579
Amount due to immediate holding company		5,345,929			506
Loan from immediate holding company	2,383,673	1,930,993			2,328,926
Loan from a related company		1,140,931
Lease liabilities	122,076	122,076
Preferred shares
Convertible loan notes	5,681,066	3,975,534
Total liabilities	10,575,876	14,267,453			3,201,879
Contractual liabilities [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Accounts payable
Other payables and accruals
Tax payables
Deferred revenue
Due to a related company
Amount due to immediate holding company
Loan from immediate holding company
Loan from a related company					1,060,712
Lease liabilities	148,232	243,280
Preferred shares	6,189,000	9,359,000			13,460,000
Convertible loan notes		114,808			3,349,822
Total liabilities	$ 6,337,232	$ 9,717,088			$ 17,870,534